TAXES - Components of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Current tax provision:
Total	$ 1,019,468	$ 741,705	$ 516,611
Deferred tax provision:
Total	29,711	(64,284)	21,160
Income tax provision	1,049,179	677,421	537,771
Hong Kong
Deferred tax provision:
Income tax provision	0	0	0
China
Current tax provision:
Total	1,019,468	741,705	516,611
Deferred tax provision:
Total	$ 29,711	$ (64,284)	$ 21,160